Net investment in lease - Schedule of Net Investment in Lease (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lease receivables	$ 908.4	$ 751.4
Unguaranteed residual value	0.0	6.9
Net investment in lease	908.4	758.3
Current portion of net investment in lease	(21.0)	(16.8)
Long-term portion of net investment in lease	$ 887.4	$ 741.5